Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of fair values of identifiable net assets and liabilities

Consideration
Cash payment due	$300,000
Total consideration	$300,000
Fair values of identifiable net assets and liabilities:
Assets
Cash	$39,313
Accounts receivable	157,954
Customer list	15,000
Right-of -use asset	78,464
Total assets	290,731
Liabilities Accounts payable	7,343
Right-of -use liability	78,464
Total liabilities	85,807
Total fair value of identifiable net assets and liabilities	$204,924
Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$95,076